Expenses and Other Non-Operating (Income) Expense, Net - Schedule of Other non-operating (income) expense, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expenses And Other Non Operating Income Expense Net [Line Items]
Foreign exchange loss	$ 375,298	$ 194,524
R&D credits	(497,978)	(467,563)
Other, net	(2,686)	16,380
Total other (expense) income, net	$ 125,366	$ 256,659